Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Components of Other Current Assets

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Receivables from financial leasing service	—	216,071	31,426
Advance to vendors	78,329	93,192	13,554
Deposits for lending service	120,042	45,992	6,689
Interest receivables	4,330	379	55
Others	52,979	97,635	14,201
Total	255,680	453,269	65,925